Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2035 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2035 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.29%)
Annual Return 2019	24.55%
Annual Return 2020	17.26%
Annual Return 2021	14.42%
Annual Return 2022	(17.56%)